Other notes to the unaudited Condensed Consolidated Interim Financial Statements	6 Months Ended
Jun. 30, 2023
Other notes to the unaudited Condensed Consolidated Interim Financial Statements [Abstract]
Other notes to the unaudited Condensed Consolidated Interim Financial Statements	Other notes to the unaudited Condensed Consolidated Interim Financial Statements
Consolidated Statement of Income
Interest and other income

Quarters			$ million	Half year
Q2 2023	Q1 2023	Q2 2022		2023	2022
813	481	993	Interest and other income/(expenses)	1,294	257
			Of which:
599	500	144	Interest income	1,100	255
29	—	198	Dividend income (from investments in equity securities)	29	199
65	45	334	Net gains on sales and revaluation of non-current assets and businesses	110	527
7	(236)	166	Net foreign exchange gains/(losses) on financing activities	(229)	182
113	171	151	Other	284	(907)
Depreciation, depletion and amortisation

Quarters			$ million	Half year
Q2 2023	Q1 2023	Q2 2022		2023	2022
7,872	6,285	(348)	Depreciation, depletion and amortisation	14,157	5,947
			Of which:
5,708	5,697	5,608	Depreciation	11,404	10,997
2,490	589	153	Impairments	3,079	1,059
(326)	—	(6,109)	Impairment reversals	(326)	(6,109)
The impairments in the second quarter 2023 were mainly triggered by a change in the discount rate applied. Impairments recognised in the second quarter 2023 of $2,490 million pre-tax ($1,910 million post-tax) relate to an asset in Integrated Gas located in North America and various smaller impairments across segments. Impairments recognised in the first quarter 2023 of $589 million pre-tax ($453 million post-tax) mainly relate to an asset in Integrated Gas valued at fair value.
In the second quarter 2023, gains resulting from reversals of impairments recognised previously were recognised of $326 million pre-tax (second quarter 2022: $6,169 million pre-tax of which $6,109 million in depreciation, depletion and amortisation). The reversal in the second quarter 2023 relates to an Integrated Gas asset following reassessment of fair value (second quarter 2022: mainly triggered by revision of Shell's mid- and long-term commodity price assumptions).
For impairment testing purposes and potential reversal of impairments recognised previously, the respective carrying amounts of property, plant and equipment and intangible assets were compared with the higher of the fair value less cost to sell and their value in use. Cash flow projections used in the determination of value in use were made using management’s forecasts of commodity prices, market supply and demand, operational and capital expenditures, potential costs associated with operational GHG emissions and expected production volumes. The discount rate applied was subject to change in the second quarter 2023, triggered by increasing risk free rates. The discount rate applied is based on a nominal post-tax weighted average cost of capital (WACC) of 7.5% (2022: 6.5%) except for the Renewables and Energy Solutions segment where a nominal post-tax WACC of 6.0% (2022: 5.0%) is applied.
Oil and gas price assumptions applied for impairment testing in Integrated Gas and Upstream are reviewed and, where necessary, adjusted on a periodic basis. Reviews include comparison with available market data and forecasts that reflect developments in demand such as global economic growth, technology efficiency, and policy measures. Factors impacting supply include consideration of investment and resource potential, cost of development of new supply, and behaviour of major resource holders. The near-term commodity price assumptions applied in the relevant impairment testing in the second quarter 2023 were as follows:

Commodity price assumptions [A]	2024	2025	2026	2027
Brent crude oil ($/b)	70	70	70	74
Henry Hub natural gas ($/MMBtu)	4.00	4.00	4.00	4.21
[A] Money of the day.
For periods after 2027, the real-term price assumptions applied were $70 per barrel (/b) for Brent crude oil and $4.00 per million British thermal units (/MMBtu) for Henry Hub natural gas.
Condensed Consolidated Balance Sheet
Goodwill

$ million
	June 30, 2023	December 31, 2022
Goodwill	17,655	16,039
Goodwill as at June 30, 2023, includes $1,464 million goodwill recognised in the first quarter 2023, related to the acquisition of Nature Energy Biogas A/S. The accounting is provisional and is expected to be completed in 2023.
Deferred tax

$ million
	June 30, 2023	December 31, 2022
Non-current assets
Deferred tax	6,238	7,815
Non-current liabilities
Deferred tax	15,955	16,186
Net deferred liability	(9,717)	(8,371)
The presentation in the balance sheet takes into consideration the offsetting of deferred tax assets and deferred tax liabilities within the same tax jurisdiction, where this is permitted. The overall deferred tax position in a particular tax jurisdiction determines if a deferred tax balance related to that jurisdiction is presented within deferred tax assets or deferred tax liabilities.
Shell's net deferred tax position was a liability of $9,717 million at June 30, 2023 (December 31, 2022: $8,371 million). The net increase in the net deferred tax liability is mainly driven by a reduction of the deferred tax asset due to the utilisation of deferred tax.
Assets classified as held for sale

$ million
	June 30, 2023	December 31, 2022
Assets classified as held for sale	417	2,851
Liabilities directly associated with assets classified as held for sale	6	1,395
The major class of assets classified as held for sale at June 30, 2023, is Property, plant and equipment ($337 million; December 31, 2022: $2,526 million).
Non-controlling interest

$ million
	June 30, 2023	December 31, 2022
Non-controlling interest	1,633	2,125
The change in non-controlling interest is mainly driven by dividend payments to non-controlling shareholders during the second quarter 2023.
Consolidated Statement of Cash Flows
Cash flow from operating activities - Other

Quarters			$ million	Half year
Q2 2023	Q1 2023	Q2 2022		2023	2022
954	(330)	1,706	Other	624	3,582
Cash flow from operating activities - Other for the second quarter 2023 includes $764 million of net inflows (first quarter 2023: $69 million net outflows; second quarter 2022: $685 million net inflows) due to the timing of payments relating to emissions and biofuel programmes in Europe and North America.
Other investing cash inflows

Quarters			$ million	Half year
Q2 2023	Q1 2023	Q2 2022		2023	2022
1,908	700	293	Other investing cash inflows	2,607	1,046
Other investing cash inflows in the second quarter 2023 mainly relate to repayments of short-term debt securities and short-term loans.